Derivative Financial Instruments (Narrative Disclosures) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swaps - assets	$ 3,011,000	$ 3,434,000
Interest rate swaps - liabilities	3,011,000	3,434,000
Interest rate derivatives, line item on income statement for gain (loss)	other non-interest income
Minimum
Derivatives
Derivative, Maturity Date	Feb. 15, 2013
Maximum
Derivatives
Derivative, Maturity Date	Jun. 15, 2022
To Commercial Borrowers, Corporation Receives Fixed Rates and Pays Floating Rates
Derivatives
Notional value of interest rate swaps with various commercial borrowers	49,000,000
To Dealer Countparties, Corporation Pays Fixed Rates and Receives Floating Rates
Derivatives
Notional value of interest rate swaps with various commercial borrowers	$ 49,000,000